Equity - Summary of Non-controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Beginning balance	$ (4,294,580)	$ (6,380,750)	$ (9,289,483)
Loss for the year	(5,741)	(2,372)	(32,664)
Acquisition of non-controlling interest			446,786
Purchase of subsidiaries shares from non-controlling interest			(388,002)
Share-based payment expenses recognized	15,345,009
Ending balance	(3,577,775)	(4,294,580)	(6,380,750)
Equity attributable to non-controlling interests
Equity [Line Items]
Beginning balance	3,462	5,988
Loss for the year	(5,741)	(2,372)	(32,664)
Other comprehensive income during the year	53	(154)	4
Acquisition of non-controlling interest			446,786
Purchase of subsidiaries shares from non-controlling interest			(388,002)
Declaration of cash dividends			(20,136)
Share-based payment expenses recognized	3,120
Ending balance	$ 894	$ 3,462	$ 5,988